Other Income (Details) - Schedule of Other Income - Other income [Member] - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Income [Line items]
Fair value gain on warrant liability		$ 22,766
Miscellaneous income	3,916	1,501
Liabilities no longer required written back	1,635,651	360,878
Total other income	$ 1,639,567	$ 385,145